Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048		$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475	17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048		9,455	10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,625,996	1,584,277	1,491,377	1,444,909	1,313,323	1,171,858	1,211,271	1,117,544	1,042,677	972,809	1,018,271	1,222,431	1,290,553	1,180,986	1,182,188	1,092,194	1,027,010	895,532	820,028	672,002	849,557	778,714	769,766	739,483	648,422	756,638	706,321	679,881	684,291	643,510	615,379	597,365	564,920	542,101	519,265	505,956	501,104	$ 500,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Account Value	17,617	19,181	16,423	16,572	16,791	14,232	15,526	15,342	15,079	14,480	16,239	19,034	20,091	17,294	17,254	15,402	14,219	13,148	12,993	11,473	14,986	14,966	13,892	13,648	11,648	12,400	12,293	11,330	12,139	11,845	11,715	11,454	11,170	11,548	11,689	10,883	10,283		9,549	9,456	10,398	10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Account Value	17,617	19,181	16,423	16,572	16,791	14,232	15,526	15,342	15,079	14,480	16,239	19,034	20,091	17,294	17,254	15,402	14,219	13,148	12,993	11,473	14,986	14,966	13,892	13,648	11,648	12,400	12,293	11,330	12,139	11,845	11,715	11,454	11,170	11,548	11,689	10,883	10,283		$ 9,549	$ 9,456	$ 10,398	$ 10,000
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Account Value	$ 864,700	$ 941,426	$ 806,082	$ 813,381	$ 824,133	$ 698,545	$ 762,059	$ 752,999	$ 740,087	$ 710,694	$ 797,027	$ 934,215	$ 986,105	$ 848,833	$ 846,887	$ 755,968	$ 697,889	$ 645,326	$ 637,740	$ 563,137	$ 735,561	$ 734,580	$ 681,871	$ 669,882	$ 571,696	$ 608,608	$ 603,354	$ 556,093	$ 595,793	$ 581,354	$ 574,990	$ 562,204	$ 548,240	$ 566,811	$ 573,731	$ 534,157	$ 504,689	$ 500,000